IFRS 7 - Disclosure - Credit Risk - Summary of PD Bands to Various Risk Levels (Detail)	12 Months Ended
Oct. 31, 2019
Probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of obligor default rate	100.00%
Bottom of range [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of obligor default rate	0.01%
Bottom of range [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of obligor default rate	0.21%
Bottom of range [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of obligor default rate	0.51%
Bottom of range [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of obligor default rate	2.01%
Bottom of range [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of obligor default rate	10.01%
Top of range [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of obligor default rate	0.20%
Top of range [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of obligor default rate	0.50%
Top of range [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of obligor default rate	2.00%
Top of range [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of obligor default rate	10.00%
Top of range [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of obligor default rate	99.99%